INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	December 31,
	2018	2017
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	41,281	38,231
Customer relationships	4,466	4,466
Marketing rights and patents	2,210	1,985

	47,957	44,682

	$2,434	$5,709

Schedule of Estimated Amortization Expenses
Estimated amortization expenses for the following years is as follows:
Year ending December 31,

2019	$911
2020	441
2021	431
2022	321
2023 and thereafter	330

$2,434